Note 9 - Debt (Details) - Scheduled Principal Repayments (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Scheduled Principal Repayments [Abstract]
June 30, 2015	$ 1,412
June 30, 2016	1,412
June 30, 2017	1,412
June 30, 2018	1,412
June 30, 2019	1,412
June 30, 2020 and thereafter	13,065
Less: Unamortized financing fees	(190)
Total	$ 19,935